Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay N Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 69.5%
Long-Term Municipal Bonds – 68.2%
Alabama – 0.4%
County of Jefferson AL Sewer Revenue Series 2013D 5.00%, 10/01/2022	$1,000	$1,086,940
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	345	370,727

		1,457,667

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	180	218,297

Arizona – 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	420	411,587

Arkansas – 0.8%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019A 1.75%, 11/01/2032	2,745	2,874,070

California – 0.1%
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	515	519,985

Colorado – 1.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2011A 5.75%, 11/15/2020	3,150	3,206,542
City & County of Denver CO. (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,005,330
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)	600	622,614
Regional Transportation District (Denver Transit Partners LLC) Series 2010 5.375%, 07/15/2025	1,100	1,101,232
Vauxmont Metropolitan District AGM 5.00%, 12/01/2050(b)	100	119,644

		6,055,362

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.7%
State of Connecticut Series 2018D 5.00%, 04/15/2027	$2,280	$2,832,376

District of Columbia – 0.6%
Metropolitan Washington Airports Authority Series 2010B 5.00%, 10/01/2021	2,100	2,123,310

Florida – 1.3%
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus) 5.00%, 12/15/2026-12/15/2029(a)	200	216,935
Citizens Property Insurance Corp. Series 2012A-1 5.00%, 06/01/2021	2,840	2,951,300
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2032	100	69,839
Florida Development Finance Corp. 0.55%, 01/01/2049 (Pre-refunded/ETM)	1,850	1,849,463

		5,087,537

Guam – 0.5%
Territory of Guam 5.00%, 11/15/2031	100	104,121
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	425	471,956
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	1,205	1,313,221

		1,889,298

Illinois – 2.8%
Chicago Board of Education Series 2017C 5.00%, 12/01/2023	1,465	1,542,938
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2033	300	332,173
Metropolitan Pier & Exposition Authority Series 2017B 5.00%, 12/15/2025	1,000	1,080,380
State of Illinois Series 2014 5.00%, 05/01/2022-05/01/2023	4,990	5,238,392
Series 2017D 5.00%, 11/01/2024	2,000	2,144,480

		10,338,363

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2030	$200	$235,630

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	100	108,314
6.10%, 06/01/2038(a)	100	116,421

		224,735

Michigan – 2.1%
City of Detroit MI 5.00%, 04/01/2024-04/01/2025	2,115	2,213,859
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 07/01/2026	5,055	5,848,079

		8,061,938

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	3,290	3,695,427

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	300	287,319

New Jersey – 4.9%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015X 5.00%, 06/15/2021	4,555	4,672,792
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	125	127,360
New Jersey Transit Corp. Series 2014A 5.00%, 09/15/2021	2,410	2,532,380
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018A 5.00%, 06/15/2024	3,410	3,793,625
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2029	3,490	4,039,500
New Jersey Turnpike Authority AGM Series 2005D-3 5.25%, 01/01/2026	2,555	3,142,267

		18,307,924

	Principal Amount (000)	U.S. $ Value

New York – 43.5%
Albany County Airport Authority Series 2020B 5.00%, 12/15/2021-12/15/2026	$855	$977,687
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	1,000	1,069,710
City of New York NY Series 2014A 5.00%, 08/01/2028	1,285	1,485,807
Series 2014J 5.00%, 08/01/2027	1,085	1,256,907
Series 2018E 5.00%, 03/01/2031	1,055	1,331,906
City of Yonkers NY AGM Series 2015A 5.00%, 03/15/2021	2,000	2,066,360
County of Albany NY Series 2020C 5.00%, 11/01/2024(b)	1,595	1,899,071
County of Nassau NY Series 2014A 5.00%, 04/01/2025	4,775	5,459,305
Series 2017C 5.00%, 10/01/2025	1,875	2,246,325
County of Westchester NY Series 2016A 5.00%, 01/01/2023	2,435	2,721,234
Hempstead Town Local Development Corp. (Hofstra University) Series 2013 5.00%, 07/01/2021	700	723,100
Metropolitan Transportation Authority Series 2011 5.00%, 11/15/2025 (Pre-refunded/ETM)	2,075	2,209,958
Series 2011C 5.00%, 11/15/2025	4,430	4,571,450
Series 2012 5.00%, 11/15/2022	650	690,274
Series 2012F 5.00%, 11/15/2025	1,000	1,054,560
Series 2017C 5.00%, 11/15/2026-11/15/2028	12,180	13,952,528
Series 2018C 5.00%, 09/01/2020	2,630	2,640,336
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A 5.00%, 11/15/2023-11/15/2026	8,840	9,593,635
Series 2016A 5.00%, 11/15/2025	1,375	1,637,708
Series 2019A 5.00%, 03/01/2022	2,005	2,113,390

	Principal Amount (000)	U.S. $ Value

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2020	$1,000	$1,000,000
New York City Municipal Water Finance Authority 5.00%, 06/15/2026	825	860,566
Series 2015G 5.00%, 06/15/2027	2,885	3,477,060
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017S 5.00%, 07/15/2032	1,955	2,417,944
Series 2018S 5.00%, 07/15/2031	1,460	1,856,857
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013I 5.00%, 05/01/2022	2,270	2,461,111
Series 2014B 5.00%, 11/01/2026	4,000	4,636,880
Series 2015C 5.00%, 11/01/2028	2,145	2,547,810
Series 2017 5.00%, 11/01/2026	1,925	2,414,181
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.) Series 2016A 5.00%, 12/01/2026	5,575	6,770,447
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	2,900	2,875,785
2.625%, 09/15/2069	320	317,478
2.80%, 09/15/2069	4,250	4,164,490
New York State Dormitory Authority Series 2012A 5.00%, 07/01/2026 (Pre-refunded/ETM)	1,965	2,147,942
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)	700	803,698
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020A 5.00%, 07/01/2029-07/01/2032	3,240	4,219,353
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012 5.00%, 12/15/2021	1,100	1,174,558
Series 2012A 5.00%, 12/15/2022	1,865	2,076,137
Series 2014A 5.00%, 02/15/2028	2,035	2,339,619
Series 2014C 5.00%, 03/15/2029	3,000	3,452,490
Series 2018A 5.00%, 03/15/2022	2,675	2,884,078

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2013A 5.00%, 07/01/2021	$1,000	$1,043,370
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A 5.00%, 03/15/2025	4,500	4,542,930
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016A 5.00%, 03/15/2022-03/15/2024	6,600	7,349,712
New York Transportation Development Corp. (American Airlines, Inc.) 5.25%, 08/01/2031	660	680,823
Series 2016 5.00%, 08/01/2021-08/01/2031	5,415	5,428,970
New York Transportation Development Corp. (Delta Air Lines, Inc.) 5.00%, 01/01/2032	1,495	1,600,233
Series 2018 5.00%, 01/01/2030-01/01/2031	3,565	3,818,365
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2022	2,755	2,818,420
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018B 3.50%, 11/01/2024(a)	600	601,188
Port Authority of New York & New Jersey 5.00%, 09/01/2020	1,835	1,846,799
Series 2013-178 5.00%, 12/01/2023	2,515	2,860,108
Series 2014 5.00%, 09/01/2023-09/01/2028	5,615	6,382,470
Series 2015E 5.00%, 10/15/2023	1,000	1,132,520
Sales Tax Asset Receivable Corp. Series 2014A 5.00%, 10/15/2025	3,750	4,434,000
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 09/01/2031-09/01/2033	1,115	1,361,150
Series 2010B 5.00%, 09/01/2020	540	543,013
Utility Debt Securitization Authority Series 2015 5.00%, 12/15/2024	1,500	1,668,960

		162,712,766

Ohio – 0.4%
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	210	209,475

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)	$945	$970,024
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	300	300,000

		1,479,499

Pennsylvania – 1.4%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2024	1,000	1,115,620
Philadelphia Parking Authority (The) Series 2009 5.25%, 09/01/2023	200	201,198
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax) AGM Series 2010 5.00%, 02/01/2024	4,000	4,010,040

		5,326,858

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	230	248,911
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	205	222,107
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	380	414,262
NATL Series 2007N 5.25%, 07/01/2032	100	102,021
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	830	856,975
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	104,386
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	339	305,446

		2,254,108

	Principal Amount (000)	U.S. $ Value

South Carolina – 0.9%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	$3,000	$3,295,230

Tennessee – 1.2%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2018 4.00%, 11/01/2049	3,880	4,393,130

Texas – 0.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	102,483

Washington – 2.7%
Kalispel Tribe of Indians Series 2018B 5.00%, 01/01/2032(a) (b)	700	781,424
Port of Seattle WA Series 2010C 5.00%, 02/01/2021	2,300	2,354,602
State of Washington 5.00%, 06/01/2032-06/01/2034(b)	5,215	6,871,426

		10,007,452

Wisconsin – 0.2%
UMA Education, Inc. 5.00%, 10/01/2025-10/01/2029(a)	705	759,925

Total Long-Term Municipal Bonds (cost $245,596,366)		254,952,276

SHORT-TERM MUNICIPAL NOTES – 1.3%
New York – 1.3%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021 (cost $4,968,841)	4,800	4,968,864

Total Municipal Obligations (cost $250,565,207)		259,921,140

	Shares

INVESTMENT COMPANIES – 23.4%
Funds and Investment Trusts – 23.4%(c)
iShares Core MSCI EAFE ETF	207,783	11,876,876
iShares Core MSCI Emerging Markets ETF	239,172	11,384,587
SPDR S&P 500 ETF Trust	203,068	62,618,049
Vanguard Mid-Cap ETF	9,859	1,615,989

Total Investment Companies (cost $70,722,906)		87,495,501

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 1.1%
United States – 1.1%
U.S. Treasury Notes 2.625%, 02/15/2029(d) (e) (cost $3,770,818)	$3,543	$4,151,953

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.335% (LIBOR 1 Month + 7.15%), 07/25/2023(f)	184	161,627
Series 2016-HQA3, Class M3 4.035% (LIBOR 1 Month + 3.85%), 03/25/2029(f)	260	266,966
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	38	37,986
Series 2016-C01, Class 1M2 6.935% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	161	168,683
Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	219	223,016
Series 2018-C03, Class 1M2 2.335% (LIBOR 1 Month + 2.15%), 10/25/2030(f)	85	83,152

Total Collateralized Mortgage Obligations (cost $934,120)		941,430

	Shares

SHORT-TERM INVESTMENTS – 6.0%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(c) (g) (h) (cost $17,411,769)	17,411,769	17,411,769

	Principal Amount (000)

U.S. Treasury Bills – 1.3%
U.S. Treasury Bill
Zero Coupon, 08/11/2020(d) (e) (cost $4,999,396)	$5,000	4,999,231

Total Short-Term Investments (cost $22,411,165)		22,411,000

Total Investments – 100.2% (cost $348,404,216)(i)		$374,921,024
Other assets less liabilities – (0.2)%		(885,465)

Net Assets – 100.0%		$374,035,559

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	369	September 2020	$13,361,634	$169,512
FTSE 100 Index Futures	12	September 2020	914,084	(6,742)
Hang Seng Index Futures	26	July 2020	4,066,976	(27,209)
MSCI Emerging Markets Futures	50	September 2020	2,464,250	18,646
MSCI Singapore IX ETS Futures	213	July 2020	4,521,818	7,819
Russell 2000 E-Mini Futures	104	September 2020	7,475,520	435,999
S&P 500 E-Mini Futures	1	September 2020	154,510	1,407
S&P Mid 400 E-Mini Futures	15	September 2020	2,668,650	96,065
S&P TSX 60 Index Futures	9	September 2020	1,231,070	37,333
TOPIX Index Futures	68	September 2020	9,815,050	(447,581)
U.S. T-Note 2 Yr (CBT) Futures	315	September 2020	69,560,860	27,649
U.S. T-Note 10 Yr (CBT) Futures	601	September 2020	83,642,297	451,109
U.S. Ultra Bond (CBT) Futures	149	September 2020	32,505,281	430,879
Sold Contracts
Mini MSCI EAFE Futures	145	September 2020	12,893,400	(32,544)
SPI 200 Futures	13	September 2020	1,321,473	(12,831)

				$1,149,511

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	4,970	CAD	6,719	08/06/2020	$(20,827)
BNP Paribas SA	USD	583	NOK	5,379	07/15/2020	(23,895)
BNP Paribas SA	CAD	993	USD	741	08/06/2020	9,146
BNP Paribas SA	NZD	8,122	USD	5,290	08/06/2020	48,356
Citibank, NA	USD	1,721	EUR	1,519	08/06/2020	(12,809)
Citibank, NA	USD	5,162	NZD	8,122	08/06/2020	78,934
Credit Suisse International	SEK	26,100	USD	2,843	07/15/2020	41,340
Credit Suisse International	SEK	14,783	USD	1,529	07/15/2020	(57,428)
Goldman Sachs Bank USA	USD	1,536	SEK	14,752	07/15/2020	47,580
Goldman Sachs Bank USA	USD	2,190	CAD	3,037	08/06/2020	47,369
JPMorgan Chase Bank, NA	SEK	22,891	USD	2,493	07/15/2020	35,684
JPMorgan Chase Bank, NA	USD	855	NOK	7,927	07/15/2020	(31,829)
JPMorgan Chase Bank, NA	USD	1,530	SEK	14,752	07/15/2020	53,167
JPMorgan Chase Bank, NA	GBP	723	USD	921	07/17/2020	24,942
JPMorgan Chase Bank, NA	USD	1,931	CAD	2,662	08/06/2020	29,987
JPMorgan Chase Bank, NA	USD	7,816	EUR	6,880	08/06/2020	(80,308)
JPMorgan Chase Bank, NA	AUD	2,786	USD	1,934	08/13/2020	11,561
JPMorgan Chase Bank, NA	CHF	4,899	USD	5,170	08/28/2020	(9,192)
Morgan Stanley & Co., Inc.	USD	6,576	SEK	64,108	07/15/2020	304,672
Morgan Stanley & Co., Inc.	JPY	312,771	USD	2,940	08/07/2020	41,617
Morgan Stanley & Co., Inc.	USD	6,242	JPY	671,730	08/07/2020	(18,155)
State Street Bank & Trust Co.	GBP	61	USD	78	07/17/2020	2,108

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	75	GBP	61	07/17/2020	$975
State Street Bank & Trust Co.	USD	6,375	EUR	5,635	08/06/2020	(39,013)
State Street Bank & Trust Co.	USD	2,763	JPY	300,075	08/07/2020	17,775
State Street Bank & Trust Co.	USD	1,937	AUD	2,786	08/13/2020	(14,755)
State Street Bank & Trust Co.	USD	3,432	CHF	3,316	08/28/2020	73,810

						$560,812

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	5.22%	USD	5,833	$(45,556)	$(396,342)	$350,786

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,680	08/09/2024	1.690%	CPI#	Maturity	$(47,077)	$—	$(47,077)
USD	5,010	01/15/2025	1.671%	CPI#	Maturity	(135,538)	—	(135,538)
USD	1,229	01/15/2025	1.637%	CPI#	Maturity	(33,353)	—	(33,353)
USD	2,751	01/15/2025	1.673%	CPI#	Maturity	(79,930)	—	(79,930)
USD	3,410	01/15/2028	0.735%	CPI#	Maturity	173,685	—	173,685
USD	4,950	01/15/2028	1.230%	CPI#	Maturity	46,380	—	46,380

						$(75,833)	$—	$(75,833)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	24,320	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$400,974	$—	$400,974
USD	3,140	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	194,081	—	194,081
USD	490	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	26,005	—	26,005
USD	1,100	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	61,651	—	61,651
USD	2,110	10/09/2029	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	168,824	—	168,824
USD	2,110	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	169,420	—	169,420

						$1,020,955	$—	$1,020,955

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at June 30, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	30	$(9,375)	$(2,959)	$(6,416)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	99	(30,935)	(12,596)	(18,339)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	310	(96,870)	(30,100)	(66,770)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	17	(5,312)	(1,692)	(3,620)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	205	(64,042)	(20,429)	(43,613)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	201	(62,809)	(24,638)	(38,171)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	7	(2,188)	(864)	(1,324)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	268	(83,745)	(25,257)	(58,488)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	38	(11,875)	(4,815)	(7,060)

						$(367,151)	$(123,350)	$(243,801)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,514	09/20/2020	2.263%	CPI#	Maturity	$(174,946)	$—	$(174,946)
Barclays Bank PLC	USD	5,789	10/15/2020	2.208%	CPI#	Maturity	(148,033)	—	(148,033)
Barclays Bank PLC	USD	3,336	10/15/2020	2.210%	CPI#	Maturity	(85,477)	—	(85,477)
Barclays Bank PLC	USD	4,000	10/23/2026	2.310%	CPI#	Maturity	(533,198)	—	(533,198)
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	(172,618)	—	(172,618)
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	(334,237)	—	(334,237)
Citibank, NA	USD	4,210	10/17/2020	2.220%	CPI#	Maturity	(108,476)	—	(108,476)
Citibank, NA	USD	5,700	12/14/2020	1.548%	CPI#	Maturity	9,874	—	9,874
Citibank, NA	USD	3,800	10/23/2021	2.039%	CPI#	Maturity	(216,463)	—	(216,463)
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	(203,241)	—	(203,241)
Citibank, NA	USD	3,500	07/20/2027	2.104%	CPI#	Maturity	(233,373)	—	(233,373)
Deutsche Bank AG	USD	2,900	07/15/2020	1.265%	CPI#	Maturity	70,538	—	70,538
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	(163,869)	—	(163,869)
JPMorgan Chase Bank, NA	USD	5,852	08/30/2020	2.210%	CPI#	Maturity	(152,164)	—	(152,164)
JPMorgan Chase Bank, NA	USD	2,500	03/02/2024	2.175%	CPI#	Maturity	(139,361)	—	(139,361)
JPMorgan Chase Bank, NA	USD	7,000	07/20/2024	1.995%	CPI#	Maturity	(282,325)	—	(282,325)
JPMorgan Chase Bank, NA	USD	3,000	11/04/2026	2.015%	CPI#	Maturity	(160,951)	—	(160,951)
JPMorgan Chase Bank, NA	USD	5,000	12/27/2028	2.009%	CPI#	Maturity	(322,755)	—	(322,755)
Morgan Stanley Capital Services LLC	USD	8,500	07/20/2022	1.939%	CPI#	Maturity	(212,178)	—	(212,178)
Morgan Stanley Capital Services LLC	USD	1,800	07/20/2032	2.158%	CPI#	Maturity	(168,228)	—	(168,228)

							$(3,731,481)	$—	$(3,731,481)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,840	10/09/2029	1.120%	SIFMA*	Quarterly	$(167,680)	$—	$(167,680)
Citibank, NA	USD	2,840	10/09/2029	1.125%	SIFMA*	Quarterly	(169,152)	—	(169,152)

							$(336,832)	$—	$(336,832)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $6,268,473 or 1.7% of net assets.

(b)	When-Issued or delayed delivery security.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,184,219 and gross unrealized depreciation of investments was $(8,973,294), resulting in net unrealized appreciation of $25,210,925.

As of June 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.3% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$254,952,276	$—	$254,952,276
Short-Term Municipal Notes	—	4,968,864	—	4,968,864
Investment Companies	87,495,501	—	—	87,495,501
Governments - Treasuries	—	4,151,953	—	4,151,953
Collateralized Mortgage Obligations	—	941,430	—	941,430
Short-Term Investments:
Investment Companies	17,411,769	—	—	17,411,769
U.S. Treasury Bills	—	4,999,231	—	4,999,231

Total Investments in Securities	104,907,270	270,013,754	—	374,921,024
Other Financial Instruments(a):
Assets:
Futures	1,499,087	177,331	—	1,676,418
Forward Currency Exchange Contracts	—	869,023	—	869,023
Centrally Cleared Inflation (CPI) Swaps	—	220,065	—	220,065
Centrally Cleared Interest Rate Swaps	—	1,020,955	—	1,020,955
Inflation (CPI) Swaps	—	80,412	—	80,412
Liabilities:
Futures	(32,544)	(494,363)	—	(526,907)
Forward Currency Exchange Contracts	—	(308,211)	—	(308,211)
Centrally Cleared Credit Default Swaps	—	(45,556)	—	(45,556)
Centrally Cleared Inflation (CPI) Swaps	—	(295,898)	—	(295,898)
Credit Default Swaps	—	(367,151)	—	(367,151)
Inflation (CPI) Swaps	—	(3,811,893)	—	(3,811,893)
Interest Rate Swaps	—	(336,832)	—	(336,832)

Total	$106,373,813	$266,721,636	$—	$373,095,449

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2020 is as follows:

							Distributions
Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 06/30/2020 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$5,347	$149,642	$137,577	$0	$0	$17,412	$103	$0